Note 4 - Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation, Total	$ 100,000	$ 22,000	$ 279,000	$ 83,000	$ 115,000	$ 148,000	$ 123,000